12. Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Taxes Details
Computed "expected" income tax	$ (2,600)	$ (37,500)
Research and development credits	(11,200)	(1,600)
Other, net	(2,200)	7,400
Income tax expense (benefit)	$ (16,000)	$ (31,700)
Computed "expected" income tax, percent	(35.00%)	(35.00%)
Research and development credits, percent	(153.40%)	(1.50%)
Other, net, percent	(30.70%)	6.90%
Income tax expense (benefit), percent	(219.10%)	(29.60%)